Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,153,000
Previously Paid Amount	0.00
Total Fee Amount	361.31
Total Offset Amount	0.00
Net Fee	361.31
Narrative - Max Aggregate Offering Price	$ 4,153,000
Final Prospectus	true